                                 FORM N-SAR
                             SEMI-ANNUAL REPORT
                     FOR REGISTERED INVESTMENT COMPANIES




Report for six month period ending:     /  /      (a)
             or fiscal year ending:  12/31/98     (b)

Is this a transition report?                                               N


Is this an amendment to a previous filing?                                 N


1.       A.  Registrant Name: Presidential Variable Annuity Account One

         B.  File Number: 811-5474

         C.  Telephone Number: (914) 358-2300


2.       A.  Street: 69 Lydecker Street

         B.  City: Nyack          C.  State: NY

         D.  Zip Code: 10960      Zip Ext:

         E.  Foreign Country:          Foreign Postal Code:


3.       Is this the first filing on this form by Registrant?              N

4.       Is this the last filing on this form by Registrant?               N

5.       Is Registrant a small business investment company (SBIC)?         N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)?                      Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A.  Is Registrant a series or multiple portfolio company?         N
             [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?



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For period ending 12/31/98

File number 811-5474


UNIT INVESTMENT TRUSTS


111.  A.         Depositor Name: Presidential Life Insurance Company
      B.         File Number (If any): 33-19293, 811-5474
      C.         City: Nyack        State: NY  Zip Code: 10960  Zip Ext.:
                 Foreign Country:                    Foreign Postal Code:


115.  A.         Independent Public Accountant Name: PricewaterhouseCoopers LLP
                 City: Los Angeles  State: CA     Zip Code: 90071  Zip Ext.:
                 Foreign Country:                    Foreign Postal Code:


116.  Family of investment companies information:

      A.         Is Registrant part of a family of investment companies?       N

      B.         Identify the family in 10 letters:


117.  A.         Is Registrant a separate account of an insurance company?     Y

                 If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.         Variable annuity contracts?                                   Y

      C.         Scheduled premium variable life contracts?                    N

      D.         Flexible premium variable life contracts?                     N

      E.         Other types of insurance products registered under the
                 Securities Act of 1933?                                       N


118.     State the number of series existing at the end of the period that
         had securities registered under the Securities Act of 1933            1


119.     State the number of new series for which registration statements under the Securities Act of 1933 became effective during
         the period                                                            0

120.     State the total value of the portfolio securities on the date of
         deposit for the new series included in item 119 ($000's omitted)     $0

121.     State the number of series for which a current prospectus was in
         existence at the end of the period                                    1

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For period ending 12/31/98

File number 811-5474


122.     State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period                                                        0


123. State the total value of the additional units considered in answering item 122 ($000's omitted)


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                 Number of   Total Assets   Total Income
                                                  Series      ($000's       Distributions
                                                 Investing    omitted)     ($000's omitted)

A. U.S. Treasury direct issue                     ______       $_______    $_______

B. U.S. Government agency                         ______       $_______    $_______

C. State and municipal tax-free                   ______       $_______    $_______

D. Public utility debt                            ______       $_______    $_______

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                    ______       $_______    $_______

F. All other corporate intermed.
   & long-term debt                               ______       $_______    $_______

G. All other corporate short-term debt            ______       $_______    $_______

H. Equity securities of brokers or dealers
   or parents of brokers or dealers               ______       $_______    $_______

I. Investment company equity securities                        $           $
                                                  ______        _______     _______

                                                    1          $ 4,083     $ 442
J. All other equity securities                    ______        _______     _______

K. Other securities                               ______       $_______    $_______

L. Total assets of all series of registrant         1          $ 4,083     $ 442
                                                  ______        _______     _______



128.     Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
         other than the issuer?                                                N
         [If answer is "N" (No), go to item 131.]


131.     Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)                           $62
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For period ending 12/31/98

File Number 811-5474


132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-5474



This report is signed on behalf of the registrant in the City of Nyack and State of New York on the 26th day of March 1, 1999


                                   Presidential Variable Annuity Account One
                                   -----------------------------------------
                                               Name of Registrant


                                   By:  Presidential Life Insurance Company


                                   By:  /s/ MICHAEL V. OPORTO
                                        ------------------------------------
                                        Michael V. Oporto
                                        Chief Financial Officer


Witness:

/s/ CHARLES SNYDER
------------------
Charles Snyder
Controller